Financial Liabilities (Non-current and Current)	12 Months Ended
Dec. 31, 2017
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Financial Liabilities (Non-current and Current)

NOTE 16—FINANCIAL LIABILITIES (NON—CURRENT AND CURRENT)

Non-current and current financial liabilities (gross financial debt) were broken down as follows:

		As of December 31,
		2017	2016
		(millions of euros)
Financial payables (medium/long-term):
Bonds		18,119	18,537
Convertible Bonds		1,862	1,832
Amounts due to banks		3,798	5,461
Other financial payables		161	306

		23,940	26,136
Finance lease liabilities (medium/long-term)		2,249	2,444
Other financial liabilities (medium/long-term):
Hedging derivatives relating to hedged items classified as non-current assets/liabilities of a financial nature		1,914	1,876
Non-hedging derivatives		5	13
Other liabilities

		1,919	1,889

Total Non-current financial liabilities	(A)	28,108	30,469

Financial payables (short-term):
Bonds		2,215	2,589
Convertible Bonds		6	6
Amounts due to banks		2,183	1,072
Other financial payables		96	117

		4,500	3,784
Finance lease liabilities (short-term)		181	192
Other financial liabilities (short-term):
Hedging derivatives relating to hedged items classified as current assets/liabilities of a financial nature		71	69
Non-hedging derivatives		4	11
Other liabilities

		75	80

Total Current financial liabilities	(B)	4,756	4,056

Financial liabilities directly associated with Discontinued operations/Non-current assets held for sale	(C)	—	—

Total Financial liabilities (Gross financial debt)	(A+B+C)	32,864	34,525

Gross financial debt according to the original currency of the transaction is as follows:

	As of December 31, 2017		As of December 31, 2016
	(millions of foreign currency)	(millions of euros)	(millions of foreign currency)	(millions of euros)
USD	7,168	5,977	7,504	7,119
GBP	1,266	1,427	2,017	2,356
BRL	5,863	1,478	7,128	2,075
JPY	20,031	148	20,032	162
EURO		23,834		22,813

Total		32,864		34,525

The breakdown of gross financial debt by effective interest rate bracket related to the original transaction excluding the effect of any hedging instruments, is provided below:

	As of December 31,
	2017	2016
	(millions of euros)
Up to 2.5%	5,005	5,041
From 2.5% to 5%	10,571	9,368
From 5% to 7.5%	11,265	12,629
From 7.5% to 10%	2,690	3,918
Over 10%	589	673
Accruals/deferrals, MTM and derivatives	2,744	2,896

Total	32,864	34,525

Following the use of derivative hedging instruments, on the other hand, the gross financial debt by nominal interest rate bracket is:

	As of December 31,
	2017	2016
	(millions of euros)
Up to 2.5%	13,071	9,410
From 2.5% to 5%	6,631	7,775
From 5% to 7.5%	7,366	10,586
From 7.5% to 10%	1,849	1,430
Over 10%	1,203	2,428
Accruals/deferrals, MTM and derivatives	2,744	2,896

Total	32,864	34,525

The maturities of financial liabilities according to the expected nominal repayment amount, as defined by contract, are the following:

Details of the maturities of Financial liabilities—at nominal repayment amount:

	Maturing by December 31, of the year
	2018	2019	2020	2021	2022	After 2022	Total
	(millions of euros)
Bonds	1,739	2,424	1,267	564	3,087	12,694	21,775
Loans and other financial liabilities	1,264	1,731	603	628	714	243	5,183
Finance lease liabilities	138	114	113	113	83	1,826	2,387

Total	3,141	4,269	1,983	1,305	3,884	14,763	29,345
Current financial liabilities	982						982

Total	4,123	4,269	1,983	1,305	3,884	14,763	30,327

The main components of financial liabilities are commented below.

Bonds were broken down as follows:

	As of December 31,
	2017	2016
	(millions of euros)
Non-current portion	18,119	18,537
Current portion	2,215	2,589

Total carrying amount	20,334	21,126
Fair value adjustment and measurement at amortized cost	(559)	(709)

Total nominal repayment amount	19,775	20,417

The Convertible bonds included the unsecured equity-linked bond for 2,000 million euros, with a coupon of 1.125%, issued by TIM S.p.A convertible into newly-issued ordinary shares maturing in 2022.

This item was broken down as follows:

	As of December 31,
	2017	2016
	(millions of euros)
Non-current portion	1,862	1,832
Current portion	6	6

Total carrying amount	1,868	1,838
Fair value adjustment and measurement at amortized cost	132	162

Total nominal repayment amount	2,000	2,000

The nominal repayment amount of bonds and convertible bonds totaled 21,775 million euros, down by 642 million euros compared to December 31, 2016 (22,417 million euros) as a result of new issues, repayments and the exchange effect in 2017.

The following table lists the bonds issued by companies of the TIM Group, by issuing company, expressed at the nominal repayment amount, net of bond repurchases, and also at market value:

Currency	Amount (millions)	Nominal repayment amount (millions of euros)	Coupon	Issue date	Maturity date	Issue price (%)	Market price as of December 31, 2017 (%)	Market value as of December 31, 2017 (millions of euros)
Bonds issued by TIM S.p.A.
Euro	592.9	593	4.750%	5/25/11	5/25/18	99.889	101.905	604
Euro	581.9	582	6.125%	6/15/12	12/14/18	99.737	105.768	615
Euro	832.4	832	5.375%	1/29/04	1/29/19	99.070	105.653	879
GBP	850.0	958	6.375%	6/24/04	6/24/19	98.850	107.457	1,029
Euro	719.5	719	4.000%	12/21/12	1/21/20	99.184	107.671	775
Euro	547.5	547	4.875%	9/25/13	9/25/20	98.966	112.218	614
Euro	563.6	564	4.500%	1/23/14	1/25/21	99.447	112.283	633
Euro	(b)203.5	204	6 month Euribor (base 365)	01/01/02	01/01/22	100	100.000	204
Euro	883.9	884	5.250%	02/10/10	02/10/22	99.295	117.798	1,041
Euro	(c)2,000	2,000	1.125%	3/26/15	3/26/22	100	100.347	2,007
Euro	1,000	1,000	3.250%	1/16/15	1/16/23	99.446	109.909	1,099
GBP	375.0	423	5.875%	5/19/06	5/19/23	99.622	117.038	495
Euro	1,000	1,000	2.500%	1/19/17	7/19/23	99.288	105.789	1,058
Euro	750	750	3.625%	1/20/16	1/19/24	99.632	111.698	838
USD	1,500	1,251	5.303%	5/30/14	5/30/24	100	107.369	1,343
Euro	1,000	1,000	3.000%	9/30/16	9/30/25	99.806	107.199	1,072
Euro	1,000	1,000	3.625%	5/25/16	5/25/26	100	112.068	1,121
Euro	1,250	1,250	2.375%	10/12/17	10/12/27	99.185	100.079	1,251
Euro	670	670	5.250%	03/17/05	03/17/55	99.667	117.022	784

Sub-Total		16,227						17,462

Bonds issued by Telecom Italia Finance S.A. and guaranteed by TIM S.p.A.
Euro	1,015	1,015	7.750%	01/24/03	01/24/33	(a)109.646	154.113	1,564

Sub-Total		1,015						1,564

Bonds issued by Telecom Italia Capital S.A. and guaranteed by TIM S.p.A.
USD	(d)676.6	564	6.999%	06/04/08	06/04/18	100	101.673	574
USD	(d)759.7	633	7.175%	06/18/09	06/18/19	100	106.399	674
USD	1,000	834	6.375%	10/29/03	11/15/33	99.558	116.568	972
USD	1,000	834	6.000%	10/06/04	09/30/34	99.081	111.781	932
USD	1,000	834	7.200%	07/18/06	07/18/36	99.440	124.700	1,040
USD	1,000	834	7.721%	06/04/08	06/04/38	100	129.801	1,082

Sub-Total		4,533						5,274

Total		21,775						24,300

(a)	Weighted average issue price for bonds issued with more than one tranche.

(b)	Reserved for employees.

(c)	Bond convertible into newly-issued TIM S.p.A. ordinary treasury shares.

(d)	Net of the securities bought back by TIM S.p.A. on July 20, 2015.

The following table lists the changes in bonds during 2017:

New issues	Currency	Amount (millions of original currency)	Issue date
Telecom Italia S.p.A. 1,000 million euros 2.500% maturing 07/19/2023	Euro	1,000	01/19/2017
Telecom Italia S.p.A. 1,250 million euros 2.375% maturing 10/12/2027	Euro	1,250	10/12/2017

Repayments	Currency	Amount (millions of original currency)	Repayment date
Telecom Italia S.p.A. 545 million euros 7.000%(1)	Euro	545	01/20/2017
Telecom Italia S.p.A. 628 million euros 4.500%(2)	Euro	628	09/20/2017
Telecom Italia S.p.A. 750 million GBP 7.375%	GBP	750	12/15/2017

(1)	Net of buybacks by the Company of 455 million euros during 2015.

(2)	Net of buybacks by the Company of 372 million euros during 2015.

Medium/long-term amounts due to banks of 3,798 million euros (5,461 million euros at December 31, 2016) decreased by 1,663 million euros. Short-term amounts due to banks totaled 2,183 million euros (1,072 million euros at December 31, 2016) and included 1,282 million euros of the current portion of medium/long-term amounts due to banks.

Medium/long-term other financial payables, amounting to 161 million euros (306 million euros at December 31, 2016), decreased by 145 million euros (following the early repayment on April 10, 2017 of the 100 million euro bilateral term loan with Cassa Depositi e Prestiti maturing April 2019) and included 144 million euros of the Telecom Italia Finance S.A. loan for 20,000 million Japanese yen maturing in 2029. Short-term other financial payables amounted to 96 million euros (117 million euros at December 31, 2016) and included 14 million euros of the current portion of medium/long-term other financial payables.

Medium/long-term finance lease liabilities totaled 2,249 million euros (2,444 million euros at December 31, 2016) and mainly related to property leases recognized under IAS 17 using the financial method. Short-term finance lease liabilities amounted to 181 million euros (192 million euros at December 31, 2016) and related to the current portion of medium/long-term finance lease liabilities.

Hedging derivatives relating to items classified as non-current liabilities of a financial nature amounted to 1,914 million euros (1,876 million euros at December 31, 2016). Hedging derivatives relating to items classified as current liabilities of a financial nature totaled 71 million euros (69 million euros at December 31, 2016).

Non-hedging derivatives classified as non-current financial liabilities totaled 5 million euros (13 million euros at December 31, 2016). Non-hedging derivatives classified as non-current financial liabilities totaled 4 million euros, a decline of 7 million compared to 11 million euros at December 31, 2016. These also include the measurement of derivatives which, although put into place for hedging purposes, do not possess the formal requisites to be considered as such under IFRS.

“COVENANTS” AND “NEGATIVE PLEDGES” EXISTING AT DECEMBER 31, 2017

The bonds issued by the TIM Group do not contain financial covenants (e.g. ratios such as Debt/EBITDA, EBITDA/Interest, etc.) or clauses that result in the automatic early redemption of the bonds in relation to events other than the insolvency of the TIM Group(1). Furthermore, the repayment of the bonds and the payment of interest are not covered by specific guarantees nor are there commitments provided relative to the assumption of future guarantees, except for the full and unconditional guarantees provided by TIM S.p.A. for the bonds issued by Telecom Italia Finance S.A. and Telecom Italia Capital S.A..

Since these bonds have been placed principally with institutional investors in major world capital markets (Euromarket and the U.S.A.), the terms that regulate the bonds are in line with market practice for similar transactions effected on these same markets. Consequently, for example, there are commitments not to use the company’s assets as collateral for loans (“negative pledges”).

With respect to loans taken out by TIM S.p.A. with the European Investment Bank (EIB), at December 31, 2017, the nominal amount of outstanding loans amounted to 1,950 million euros, of which 800 million euros at direct risk and 1,150 million euros secured.

(1)	A change of control event can result in the early repayment of the convertible bond of TIM S.p.A., the EIB loans and the bilateral credit line with Mediobanca, as further detailed below.

EIB loans not secured by bank guarantees for a nominal amount equal to 800 million euros need to apply the following covenants:

•	in the event the company becomes the target of a merger, demerger or contribution of a business segment outside the Group, or sells, disposes or transfers assets or business segments (except in certain cases, expressly provided for), it shall immediately inform the EIB which shall have the right to ask for guarantees to be provided or changes to be made to the loan contract, or, only for certain loan contracts, the EIB shall have the option to demand the immediate repayment of the loan (should the merger, demerger or contribution of a business segment outside the Group compromise the Project execution or cause a prejudice to EIB in its capacity as creditor);

•	with the 500 million euros loan, signed on December 14, 2015, TIM undertook to ensure that, for the entire duration of the loan, the total financial debt of the Group companies other than TIM S.p.A. – except for the cases when that debt is fully and irrevocably secured by TIM S.p.A. – is lower than 35% (thirty-five percent) of the Group’s total financial debt.

EIB loans secured by banks or entities approved by the EIB for a total nominal amount of 1,150 million euros, and direct risk loans, respectively for 300 million euros, signed on July 30, 2014 and 500 million euros, signed on December 14, 2015, must apply the following covenants:

•	“Inclusion clause”, covering a total of 1,650 million euros of loans, under which, in the event TIM commits to uphold financial covenants in other loan contracts (and even more restrictive clauses for 2014 and 2015 direct risk loans, including, for instance, cross default clauses and commitments restricting the sale of goods) that are not present in or are stricter than those granted to the EIB, the EIB will have the right – if, in its reasonable opinion, it considers that such changes may have a negative impact on TIM’s financial capacity – to request the provision of guarantees or the modification of the loan contract in order to establish an equivalent provision in favor of the EIB;

•	“Network Event”, covering a total of 1,350 million euros of loans, under which, in the event of the disposal of the entire fixed network or of a substantial part of it (in any case more than half in quantitative terms) to not controlled third parties or in the event of disposal of the controlling interest in the company in which the network or a substantial part of it has previously been transferred, TIM must immediately inform the EIB, which shall have the option of requiring the establishment of guarantees or amendment of the loan contract or an alternative solution.

The loan agreements of TIM S.p.A. do not contain financial covenants (e.g. ratios such as Debt/EBITDA, EBITDA/Interests, etc.) which would oblige the Company to repay the outstanding loan if the covenants are not observed.

The loan agreements contain the usual other types of covenants, including the commitment not to use the Company’s assets as collateral for loans (negative pledges), the commitment not to change the business purpose or sell the assets of the Company unless specific conditions exist (e.g. the sale takes place at fair market value). Covenants with basically the same content are also found in the export credit loan agreement.

In the Loan Agreements and the Bonds, TIM is required to provide notification of change of control. Identification of the occurrence of a change of control and the applicable consequences—including, at the discretion of the investors, the establishment of guarantees or the early repayment of the amount paid in cash or as shares and the cancellation of the commitment in the absence of agreements to the contrary—are specifically covered in the individual agreements.

In addition, the outstanding loans generally contain a commitment by TIM, whose breach is an Event of Default, not to implement mergers, demergers or transfer of business, involving entities outside the Group. Such Event of Default may entail, upon request of the Lender, the early redemption of the drawn amounts and/or the annulment of the undrawn commitment amounts.

In the documentation of the loans granted to certain companies of the Tim Brasil group, the companies must generally respect certain financial ratios (e.g. capitalization ratios, ratios for servicing debt and debt ratios) as well as the usual other covenants, under pain of a request for the early repayment of the loan.

Finally, as at December 31, 2017, no covenant, negative pledge or other clause relating to the debt position, had in any way been breached or violated.

Revolving Credit Facility

The following table shows the composition and the drawdown of the committed credit lines available at December 31, 2017:

	As of December 31,
	2017		2016
	Agreed	Drawn down	Agreed	Drawn down
	(billions of euros)
Revolving Credit Facility—expiring May 2019	4.00		4.00
Revolving Credit Facility—expiring March 2020	3.00		3.00

Total	7.00	—	7.00	—

At December 31, 2017, TIM had two syndicated Revolving Credit Facilities of 4 billion euros and 3 billion euros expiring May 24, 2019 and March 25, 2020, respectively, both not yet drawn down. On January 16, 2018, the two Revolving Credit Facilities were closed and replaced by a new Revolving Credit Facility for a total of 5 billion euros, expiring in 5 years.

TIM also has:

•	a bilateral Term Loan from UBI Banca (former Banca Regionale Europea) expiring July 2019 for 200 million euros, drawn down for the full amount;

•	two bilateral Term Loans from Mediobanca, respectively for 134 million euros expiring in November 2019 and 75 million euros expiring in July 2020, drawn down for the full amount;

•	a bilateral Term Loan from ICBC expiring July 2020 for 120 million euros, drawn down for the full amount;

•	a bilateral Term Loan from Intesa Sanpaolo expiring August 2021 for 200 million euros, drawn down for the full amount;

•	a hot money with Banca Popolare dell’Emilia Romagna for 250 million euros, drawn down for the full amount and fully repaid at maturity on February 15, 2018;

•	a hot money with Intesa Sanpaolo expiring December 2018 for 200 million euros, drawn down for the full amount;

•	a bilateral Term Loan from Intesa Sanpaolo expiring December 2018 for 2 billion euros, not yet drawn down.

On December 21, 2017, TIM S.p.A. notified Mediobanca of its decision to exercise the early repayment option on the 150 million euro bilateral term loan expiring July 2020, with the full repayment of the residual principal of 75 million euros on January 3, 2018.

On January 16, 2018, TIM S.p.A. exercised the early repayment option on the 2 billion euro bilateral Term Loan with Intesa Sanpaolo expiring December 2018, with repayment made on January 17, 2018.

TIM rating at December 31, 2017

At December 31, 2017, the three rating agencies—Standard & Poor’s, Moody’s and Fitch Ratings—rated TIM as follows:

	Rating	Outlook
STANDARD &POOR’S	BB+	Positive
MOODY’S	Ba1	Stable
FITCH RATINGS	BBB-	Stable

Additional cash flow information required by IAS 7.

			Cash transactions		Non cash transactions
		As of December 31, 2016	Receipts and/or issues	Payments and/or reimbursements	Exchange rate difference	Fair value changes	Other changes	As of December 31, 2017
		(millions of euros)
Financial payables (medium/long-term):
Bonds		21,126	2,250	(2,023)	(873)	(107)	(39)	20,334
Convertible Bonds		1,838					30	1,868
Amounts due to banks		6,038	324	(1,145)	(219)		82	5,080
Other financial payables		319		(111)	(18)		(15)	175

	(a)	29,321	2,574	(3,279)	(1,110)	(107)	58	27,457
of which short term		3,185		(3,258)	(153)	(25)	3,768	3,517
Finance lease liabilities (medium/long-term)		2,636	56	(147)	(65)		(50)	2,430

	(b)	2,636	56	(147)	(65)	—	(50)	2,430
of which short term		192		(147)	(4)		140	181
Other financial liabilities (medium/long-term):
Hedging derivatives relating to hedged items classified as non-current assets/liabilities of a financial nature		1,945			165	(128)	3	1,985
Non-hedging derivatives		24			(9)		(6)	9
Other liabilities

	(c)	1,969	—	—	156	(128)	(3)	1,994
of which short term		80			(4)	(2)	1	75
Financial payables (short-term):
Amounts due to banks		495					406	901
Other financial payables		104					(22)	82

	(d)	599	—	—	—	—	384	983
Financial liabilities directly associated with Discontinued operations/Non-current assets held for sale								—

	(e)	—	—	—	—	—	—	—
Total Financial liabilities (Gross financial debt)	(f=a+b+ c+d+e)	34,525	2,630	(3,426)	(1,019)	(235)	389	32,864

Hedging derivatives relating to hedged items classified as current and non-current assets/liabilities of a financial nature	(g)	2,682			(768)	(180)	21	1,755
Non hedging derivatives	(h)	67			(42)	(3)		22

Total	(i=f-g-h)	31,776	2,630	(3,426)	(209)	(52)	368	31,087